INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

(US $ millions)	Cost	Accumulated Amortization	Net Book Value
December 31, 2015	$34	$16	$18
Additions	6	2	4
Disposals	(1)	(1)	—
December 31, 2016	39	17	22
Additions	4	2	2
Effect of foreign exchange	1	1	—
December 31, 2017	$44	$20	$24